10. COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Commitments And Contingencies Details
Future minimum lease payments in 2015	$ 62,169	$ 60,093
Future minimum lease payments in 2016	64,299	62,169
Future minimum lease payments in 2017	66,519	64,299
Future minimum lease payments in 2018	16,770	66,519
Future minimum lease payments	$ 209,757	$ 269,850